Fixed Assets (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Depreciation	$ 445,252	$ 156,100	$ 647,690	$ 28,699
Balance due on machinery	$ 100,000		100,000
Equity Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Acquisition of machinery		$ 63,612	$ 63,612